OPERATING SEGMENTS	3 Months Ended
Mar. 31, 2026
Operating Segments
OPERATING SEGMENTS

NOTE 11 – OPERATING SEGMENTS:

The Company and its subsidiaries are engaged in the following two segments:

a.	Retail automation solutions – Smart Carts (“Smart Carts”)

b.	Manufacturing and selling of precision metal parts – “Precision Metal Parts”

	Three Months Ended March 31, 2026
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$867	$2,450	$3,317
Total	867	2,450	3,317

Cost of revenues
External	699	2,479	3,178
Total	699	2,479	3,178

Segment operational loss	6	8,021	8,027
Gain on revaluation of warrant liability			-
Financial expenses, net			254
Tax expenses			-
Net loss			$8,281

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS FOR THE THREE MONTHS ENDED MARCH 31, 2026

(Unaudited)

(Expressed in Thousands of US Dollars, except per share data)

NOTE 11 - OPERATING SEGMENTS (CONTINUED)

	Three Months Ended March 31, 2025
	Precision Metal Parts	Smart Carts	Total
Revenues
External	$1,353	$194	$1,547
Total	1,353	194	1,547

Cost of revenues
External	699	10	967
Total	957	10	967

Segment operational loss	(74)	6,649	6,575
Gain on revaluation of warrant liability			(400)
Financial expenses, net			(410)
Tax expenses			-
Net loss			$5,765

	As at March 31, 2026
	Precision Metal Parts	Smart Carts	Total
Segment assets	$2,872	$73,949	$76,821

Segment liabilities	$1,128	$7,047	$8,175

	As at December 31, 2025
	Precision Metal Parts	Smart Carts	Total
Segment assets	$2,871	$82,289	$85,160

Segment liabilities	$1,138	$7,601	$8,739